Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	128,323,364.00	12,136
Yield Supplement Overcollateralization Amount 01/31/21	2,982,049.14	0
Receivables Balance 01/31/21	131,305,413.14	12,136
Principal Payments	6,796,865.31	239
Defaulted Receivables	142,327.87	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	2,739,424.00	0
Pool Balance at 02/28/21	121,626,795.96	11,883

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.65%
Prepayment ABS Speed	1.03%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,471,538.54	109
Past Due 61-90 days	397,792.90	27
Past Due 91-120 days	108,976.71	8
Past Due 121+ days	0.00	0
Total	1,978,308.15	144

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	188,602.69
Aggregate Net Losses/(Gains) - February 2021	(46,274.82)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.42%
Prior Net Losses Ratio	0.45%
Second Prior Net Losses Ratio	0.28%
Third Prior Net Losses Ratio	0.39%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.20%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	27.19

Flow of Funds	$ Amount
Collections	7,816,257.83
Investment Earnings on Cash Accounts	30.22
Servicing Fee(1)	(109,421.18)
Transfer to Collection Account	-
Available Funds	7,706,866.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	191,784.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	39,803.88
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	290,505.61
(10) Collection Account Redeposits	505,000.00

Total Distributions of Available Funds	7,706,866.87

Servicing Fee	109,421.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 02/16/21	121,666,599.84
Principal Paid	6,696,568.04
Note Balance @ 03/15/21	114,970,031.80

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2a
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2b
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-3
Note Balance @ 02/16/21	57,986,599.84
Principal Paid	6,696,568.04
Note Balance @ 03/15/21	51,290,031.80
Note Factor @ 03/15/21	22.3973938%

Class A-4
Note Balance @ 02/16/21	52,030,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	52,030,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	11,650,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	214,793.22
Total Principal Paid	6,696,568.04
Total Paid	6,911,361.26

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10738%
Coupon	0.20738%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	94,228.22
Principal Paid	6,696,568.04
Total Paid to A-3 Holders	6,790,796.26

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3251093
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1358722
Total Distribution Amount	10.4609815

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4114769
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.2426552
Total A-3 Distribution Amount	29.6541321

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	5.94
Noteholders' Principal Distributable Amount	994.06

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	1,664,191.04
Investment Earnings	19.61
Investment Earnings Paid	(19.61)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$429,542.92	$449,330.18	$889,215.66
Number of Extensions	33	34	63
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.32%	0.60%

(1)

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.